Apr. 30, 2018

DRIEHAUS MUTUAL FUNDS

Driehaus International Small Cap Growth Fund *DRIOX

(the “Fund”)

SUPPLEMENT DATED JULY 2, 2018

TO THE SUMMARY PROSPECTUS FOR THE FUND (“SUMMARY PROSPECTUS”) AND THE PROSPECTUS FOR THE FUND (“PROSPECTUS”), EACH DATED APRIL 30, 2018

At its June 4, 2018 meeting, the Fund’s Board of Trustees approved a reduction in the management fee for the Fund from 1.50% to 1.00% effective July 2, 2018. Accordingly, the following information replaces the existing disclosure under the “Fees and Expenses of the Fund” heading on page 1 of the Fund’s Summary Prospectus and page 18 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fee	1.00%	**
Other Expenses	0.23%

Total Annual Fund Operating Expenses	1.23%

*A shareholder may be required to pay a commission to their financial intermediary.

** The Management Fee has been restated to reflect the Fund’s new management fee rate effective July 2, 2018.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$390	$676	$1,489